FAIR VALUE MEASUREMENTS - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Details) $ in Millions	12 Months Ended
Dec. 31, 2024 USD ($)
Property, plant and equipment [member]
Disclosure of fair value measurement of assets [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	$ 151
Goodwill
Disclosure of fair value measurement of assets [line items]
Impairment loss (reversal of impairment loss) recognised in profit or loss	484
Non-recurring fair value measurement | Property, plant and equipment [member]
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Property, plant and equipment [member] | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Property, plant and equipment [member] | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Property, plant and equipment [member] | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Goodwill
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Goodwill | Quoted Prices in Active Markets for Identical Assets (Level 1)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Goodwill | Significant Other Observable Inputs (Level 2)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	0
Non-recurring fair value measurement | Goodwill | Significant Unobservable Inputs (Level 3)
Disclosure of fair value measurement of assets [line items]
Financial assets, at fair value	$ 0